UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22723

Bluepoint Investment Series Trust

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 716-6840

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2015 Fair Value
	Investments in Securities – 152.10%
	Common Stocks –152.10%
	Canada – 0.21%
	E-Services / Consulting –0.21%
250	Shopify Inc, Class A *	$6,450
	Total Canada (cost $6,546)	$6,450

	China – 15.43%
	E-Commerce / Products – 3.13%
1,200	Alibaba Group Holding Ltd ADR*	97,524
	E-Commerce / Services – 2.68%
1,800	Ctrip.com International Ltd ADR*	83,394
	Entertainment Software – 1.81%
311	NetEase Inc ADR	56,366
	Internet Application Software – 1.26%
2,000	Tencent Holdings Ltd	39,354
	Web Portals / ISP – 6.55%
1,080	Baidu Inc ADR * (a)	204,163
	Total China (cost $479,859)	$480,801

	Hong Kong – 5.57%
	Alternative Waste Technology – 5.57%
135,000	China Everbright International Ltd	173,493
	Total Hong Kong (cost $114,565)	$173,493

	Japan – 11.56%
	Audio / Video Products – 3.87%
4,900	Sony Corp ADR	120,589
	Chemicals - Diversified – 2.43%
4,700	Hitachi Chemical Co Ltd	75,641
	E-Commerce / Products – 0.14%
372	Rakuten Inc	4,339
	Electric Products - Miscellaneous – 2.02%
1,140	Mabuchi Motor Co Ltd	62,925
	Finance - Other Services – 0.85%
1,658	Japan Exchange Group Inc	26,325
	Metal Products - Distribution – 2.25%
5,000	MISUMI Group Inc	70,078
	Total Japan (cost $362,725)	$359,897

	Jersey – 0.07%
	Medical Products – 0.07%
100	Novocure Ltd.*	2,236
	Total Jersey (cost $2,200)	$2,236

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2015 Fair Value
	Common Stocks (continued)
	United States – 119.26%
	Apparel Manufacturers – 1.85%
650	Carter’s Inc	$57,869
	Applications Software – 2.06%
1,160	Microsoft Corp	64,357
	Commercial Services - Finance – 6.96%
900	FleetCor Technologies Inc *	128,637
1,860	Vantiv Inc, Class A *	88,201
		216,838
	Computers – 0.88%
260	Apple Inc (a)	27,368
	Computer Software – 3.73%
1,700	SS&C Technologies Holdings Inc	116,059
	Data Processing / Management – 1.75%
900	Fidelity National Information Services Inc	54,540
	Electronic Components - Semiconductors – 3.74%
2,480	Xilinx Inc	116,486
	Electronic Design Automation – 10.31%
7,700	Cadence Design Systems Inc *	160,237
3,530	Synopsys Inc *	161,003
		321,240
	Entertainment Software – 5.64%
4,280	Activision Blizzard Inc	165,679
290	Take-Two Interactive Software Inc *	10,104
		175,783
	Finance - Credit Card – 11.03%
2,350	MasterCard Inc, Class A (a)	228,796
1,480	Visa Inc, Class A	114,774
		343,570
	Finance - Investment Banker / Broker – 0.50%
683	Virtu Financial Inc, Class A	15,463
	Finance - Other Services – 6.33%
770	Intercontinental Exchange Inc	197,320
	Internet Content - Entertainment – 5.71%
1,700	Facebook Inc, Class A *	177,922
	Investment Management / Advisory Services – 1.90%
370	Affiliated Managers Group Inc * (a)	59,111
	Medical - Biomedical / Genetics – 10.35%
650	Alexion Pharmaceuticals Inc * (a)	123,988
350	BioMarin Pharmaceuticals Inc *	36,666
1,350	Celgene Corp *	161,676
		322,330

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2015 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Drugs – 7.85%
783	Allergan PLC *	$244,688
	Medical - Outpatient / Home Medical – 2.92%
2,579	Premier Inc, Class A *	90,961
	Medical - Wholesale Drug Distribution – 5.86%
1,760	AmerisourceBergen Corp (a)	182,530
	Retail - Building Products – 1.71%
700	Lowe’s Cos Inc	53,228
	Retail - Discount – 10.95%
600	Costco Wholesale Corp (a)	96,900
710	Dollar General Corp	51,028
2,500	Dollar Tree Inc *	193,050
		340,978
	Retail - Drug Store – 4.10%
1,500	Walgreens Boots Alliance Inc	127,732
	Semiconductor Equipment – 10.75%
2,700	Applied Materials Inc	50,409
2,380	Lam Research Corp	189,020
4,620	Teradyne Inc	95,495
		334,924
	Television – 2.13%
1,410	CBS Corp, Class B (a)	66,453
	Web Hosting / Design – 0.25%
240	GoDaddy Inc, Class A*	7,694
	Total United States (cost $3,028,696)	$3,715,444
	Total Common Stock (cost $3,994,591)	$4,738,321

	Total Investments in Securities (cost $3,994,591)†	$4,738,321
	Other Liabilities in Excess of Assets - (52.10%) **	$(1,623,012)
	Net Assets - 100.00%	$3,115,309

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $213,650 invested in a BNY Mellon Money Market Account, which is 6.86% of net assets and foreign currency with a U.S. Dollar Value of $10,226, which is 0.33% of net assets.
ADR	American Depositary Receipt
†	Aggregate cost for federal income tax purposes is $4,523,654. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investment is as follows:

Excess of value of cost	$ 714,203
Excess of cost of value	(271,455)
$ 442,748

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2015 Percentage of Net Assets (%)
Alternative Waste Technology	5.57
Apparel Manufacturers	1.85
Application Software	2.06
Audio / Video Products	3.87
Chemicals - Diversified	2.43
Commercial Services - Finance	6.96
Computers	0.88
Computers Software	3.73
Data Processing / Management	1.75
E-Commerce / Products	3.27
E-Commerce / Services	2.68
E-Services / Consulting	0.21
Electric Products - Miscellaneous	2.02
Electronic Components - Semiconductors	3.74
Electronic Design Automation	10.31
Entertainment Software	7.45
Finance - Credit Card	11.03
Finance - Investment Banker / Broker	0.50
Finance - Other Services	7.18
Internet Application Software	1.26
Internet Content - Entertainment	5.71
Investment Management / Advisory Services	1.90
Medical - Biomedical / Genetics	10.35
Medical - Drugs	7.85
Medical - Outpatient / Home Medical	2.92
Medical - Products	0.07
Medical - Wholesale Drug Distribution	5.86
Metal Products - Distribution	2.25
Retail - Building Products	1.71
Retail - Discount	10.95
Retail - Drug Store	4.10
Semiconductor Equipment	10.75
Television	2.13
Web Hosting / Design	0.25
Web Portals / ISP	6.55
Total Investments in Securities	152.10%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2015 Fair Value
	Securities Sold, Not Yet Purchased – 25.16%
	Common Stock – 25.16%
	France – 0.71%
	Retail - Major Department Stores – 0.71%
128	Kering	$21,962
	Total France (proceeds $20,235)	$21,962
	Japan – 2.35%
	Office Automation & Equipment – 2.35%
2,400	Canon Inc	73,320
	Total Japan (proceeds $79,316)	$73,320
	Netherlands – 1.99%
	Semiconductor Equipment – 1.99%
700	ASML Holding NV	62,139
	Total Netherlands (proceeds $60,111)	$62,139
	Taiwan – 2.12%
	Semiconductor Components - Integrated Circuits – 2.12%
2,900	Taiwan Semiconductor Manufacturing Co Ltd ADR	65,975
	Total Taiwan (proceeds $63,028)	$65,975

	United States – 17.99%
	Electric - Integrated – 5.23%
600	Consolidated Edison Inc	38,562
550	Duke Energy Corp	39,265
2,200	Public Service Enterprise Group Inc	85,118
		162,945
	Electronic Components - Semiconductors – 2.98%
2,700	Intel Corp	93,015
	Motorcycle / Motor Scooter – 1.46%
1,000	Harley-Davidson Inc	45,390
	REITS - Diversified – 2.09%
650	Vornado Realty Trust	64,974
	REITS - Hotels – 0.64%
1,300	Host Hotels & Resorts Inc	19,942
	REITS - Office Property – 5.59%
1,100	Boston Properties Inc	140,294
300	SL Green Realty Corp	33,894
		174,188

	Total United States (proceeds $549,219)	$560,454
	Total Common Stock (proceeds $771,909)	$783,850
	Total Securities Sold, Not Yet Purchased (proceeds $771,909)	$783,850

ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2015 Percentage of Net Assets (%)
Electric - Integrated	5.23
Electronic Components - Semiconductors	2.98
Office Automation & Equipment	2.35
Motorcycle / Motor Scooter	1.46
Retail - Major Department Stores	0.71
Semiconductor Components	1.99
Semiconductor Components - Integrated Circuits	2.12
REITS - Diversified	2.09
REITS - Hotels	0.64
REITS - Office Property	5.59
Total Securities Sold, Not Yet Purchased	25.16%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts - 0.01%
	Total Return Swap Contracts - 0.01%
	Food - Retail - 0.41%
$(34,842)	12/21/2018	Tesco PLC	$8,372

		Agreement with Morgan Stanley, dated 12/20/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

(67,846)	7/17/2017	Woolworths Ltd	4,448

		Agreement with Morgan Stanley, dated 07/17/2015 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.
			12,820

	Hotels and Motels - (0.13%)
65,918	12/21/2018	Whitbread PLC	(4,058)

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Photo Equipment & Supplies - (0.01%)
(9,233)	12/15/2017	Konica Minolta Holdings Inc	(215)

		Agreement with Morgan Stanley, dated 12/15/2015 to deliver the total return of the shares of Konica Minolta Holdings in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

	Retail - Discount - (1.23%)
1,847	12/21/2018	B&M European Value Retail SA	54

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

101,990	12/21/2018	Poundland Group PLC	(38,368)

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.
			(38,314)

See accompanying notes to Schedule of Investments

 BLUEPOINT TRUST

 SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Retail - Jewelry - 0.31%
$(67,998)	8/14/2017	Cie Financiere Richemont SA	$3,979

		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

(40,792)	8/14/2017	Swatch Group AG	5,766

		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.
			9,745

	Satellite Telecommunications - 0.04%
6,364	5/8/2017	Cellnex Telecom SAU	1,109

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Semiconductor Components - Integrated Circuits - (0.68%)
75,782	2/2/2018	QUALCOMM Inc	(21,477)

		Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - 1.30%
153,386	2/2/2018	Alphabet Inc, Class A	40,616

		Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$226

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2015 Percentage of Net Assets (%)
Food - Retail	0.41
Hotels and Motels	(0.13)
Photo Equipment & Supplies	(0.01)
Retail - Discount	(1.23)
Retail - Jewelry	0.31
Satellite Telecommunications	0.04
Semiconductor Components - Integrated Circuits	(0.68)
Web Portals / IS	1.30
Total Swap Contracts	0.01

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2015 (Unaudited)

1. Fair Value Measurement

Bluepoint Trust (the “Fund”) follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of the assets and liabilities by the ASC 820 for value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3	Balance December 31, 2015
Assets
Common Stock	$4,738,321	$—	$—	$4,738,321
Total Return Swaps	—	226	—	226
Total Assets	$4,738,321	$226	$—	$4,738,547

Liabilities
Common Stock	$783,850	$—	$—	$783,850
Total Liabilities	$783,850	$—	$—	$783,850

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2015 (Unaudited)(continued)

2. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Fund’s investment adviser, Silver Bay Capital Management, LLC (the “Adviser”), under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board

3. Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2015 (Unaudited)(continued)

3. Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the three months ended December 31, 2015.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

4. Federal Income Tax Information

At September 30, 2015, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments was $4,523,654. For Federal income tax purposes, at September 30, 2015, accumulated net unrealized gain on portfolio investments was $442,748, consisting of $714,203 gross unrealized gain and $271,455 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is attributable primarily to cumulative loss deferrals on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/26/2016

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/26/2016

*	Print the name and title of each signing officer under his or her signature.